TAXATION	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
TAXATION
8. TAXATION

The components of income tax expense are as follows:

(in thousands of $)	2013	2012	2011
Current tax expense (credit):
U.K.	(373)	1,888	1,044
Indonesia	5,047	7,395	—
Brazil	779	1,055	1,364
Total current tax expense	5,453	10,338	2,408
Deferred tax income:
Amortization of deferred tax benefit on intra-group transfer (Note 2)	—	(912)	(2,363)
Total income tax expense	5,453	9,426	45

United States

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations. Our management believes that we satisfied these requirements and therefore by virtue of the above provisions, we were not subject to tax on its U.S. source income.

A reconciliation between the income tax expense resulting from applying either the U.S. federal or Marshall Islands statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the financial statements as our net income is subject to neither Marshall Islands nor U.S. tax.

United Kingdom

Current taxation credit of $0.4 million, charge of $1.9 million and charge of $1.0 million for the years ended December 31, 2013, 2012 and 2011, respectively, relates to taxation of the operations of our United Kingdom subsidiaries. Taxable revenues in the United Kingdom are generated by our UK subsidiary companies and are comprised of revenues from the operation of five of our vessels. The statutory tax rate in the United Kingdom as of December 31, 2013 was 23%.

We record deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We did not have any deferred tax assets at December 31, 2013 or 2012.

Brazil

Current taxation charges of $0.8 million, $1.1 million and $1.4 million for the years ended December 31, 2013, 2012 and 2011, respectively, refer to taxation levied on the operations of our Brazilian subsidiary.

Indonesia

Current taxation charges of $5.0 million, $7.4 million and $nil for the years ended December 31, 2013, 2012 and 2011, respectively, refer to taxation levied on the operations of our Indonesian subsidiary. However, the tax exposure in Indonesia is intended to be mitigated by revenue due under the time charter. This tax element of the time charter rate was established at the beginning of the time charter, and shall be adjusted only where there is a change in Indonesian tax laws or the invalidity of certain stipulated tax assumptions.

We record deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Other jurisdictions

No tax has been levied on income derived from our subsidiaries registered in the Marshall Islands, Liberia and the British Virgin Islands.

The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
U.K.	2008
Brazil	2008
Indonesia	2012

Deferred income tax assets are summarized as follows:

(in thousands of $)	2013	2012
Deferred tax assets, gross	6,070	—
Valuation allowances	(6,070)	—
Deferred tax assets, net	—	—

Deferred tax assets, gross relate to net operating losses carried forward for the NR Satu. The deferred tax asset was fully provided for during the year as we do not consider this as realizable. Valuation allowances of 6.1 million, $nil and $1.0 million arose in the years ended December 31, 2013, 2012 and 2011, respectively, and were recognized in our consolidated and combined carve-out statements of operations.